License Agreements (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Dec. 31, 2020	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2020	Dec. 31, 2019	May 31, 2019
University of North Carolina | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, maximum aggregate milestone payments, per product						$ 30			$ 15		$ 1,700	$ 1,700
Annual license maintenance fee			$ 4	$ 4	$ 4	4
University of Edinburgh
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative Arrangement, Rights and Obligations, Expense					300
University of Edinburgh | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative Arrangement, Rights and Obligations, Term		40 months
Research Collaboration and License Agreement, Option to Terminate		90 days
Collaborative Arrangement, Rights and Obligations, Expense					1,600	1,100
University of Edinburgh | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement | Regulatory-Related Milestones
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, maximum aggregate milestone payments, per product								$ 5,250
University of Edinburgh | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement | Sales-Related Milestones
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, maximum aggregate milestone payments, per product								$ 25,000
Collaborative Arrangement, Rights and Obligations, Expense				300
Virovek, Inc License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual license maintenance fee					50	50
Collaborative Arrangement, Rights and Obligations, Expense				100	100
Virovek, Inc License Agreement | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, maximum aggregate milestone payments, per product										$ 200
Sigma-Aldrich Co
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual license maintenance fee			60	60	60
Sigma-Aldrich Co | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, maximum aggregate milestone payments, per product							$ 2,500
University of North Carolina and University of Pennsylvania
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual license maintenance fee			$ 1,100	$ 900
University of North Carolina and University of Pennsylvania | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative arrangement, rights and obligations, maximum aggregate milestone payments, per product						500
Annual license maintenance fee					$ 0	$ 20
Collaborative Arrangement, Rights and Obligations, Additional Term	33 months